Segment Information - Schedule of Revenue and Gross Profit by Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment Reporting Information [Line Items]
Net revenues	¥ 3,103,958	$ 445,856	¥ 2,228,117	¥ 1,282,562
Cost of revenues	1,629,447		1,242,889	794,342
Gross profit	1,474,511	$ 211,801	985,228	488,220
K-12 Tutoring Services [Member]
Segment Reporting Information [Line Items]
Net revenues	1,943,854		1,182,397	884,148
Cost of revenues	1,055,205		706,917	555,885
Gross profit	888,649		475,480	328,263
Study Abroad Tutoring Services [Member]
Segment Reporting Information [Line Items]
Net revenues	1,160,104		1,045,720	398,414
Cost of revenues	574,242		535,972	238,457
Gross profit	¥ 585,862		¥ 509,748	¥ 159,957